Significant accounting judgements estimates and assumptions (Tables)	12 Months Ended
Dec. 31, 2025
TextBlock [Abstract]
Schedule of assumptions used In sensitivity analysis for CGU's
Main assumptions used
Below are the key assumptions used in assessing the recoverable value of the aforementioned CGUs, if any, and the sensitivity analyses:

	As of December 31, 2025		As of December 31, 2024		As of December 31, 2023
	Argentina	Mexico (1)	Argentina	Mexico	Argentina	Mexico
Discount rates (after taxes)	9.3%	—	9.9%	7.4%	12.9%	6.0%
Discount rates (before taxes)	19.3%	—	18.2%	8.3%	21.9%	8.2%
Prices of crude oil, natural gas and LPG
Crude oil (USD/bbl) (2)
2024	—	—	—	—	82.4	73.4
2025	—	—	73.3	60.7	79.0	70.9
2026	61.5	—	70.7	61.6	72.6	64.5
2027	64.0	—	67.3	62.9	66.4	61.3
2028	65.3	—	67.4	61.4	66.4	61.3
As from 2029	63.4	—	67.4	61.4	66.4	61.3
Natural gas - local prices (USD/MMBTU)
As from	2.7	—	3.0	4.0	2.8	3.3
LPG - local prices (USD/tn)
As from	324.9	—	301.8	—	296.3	—

(1)	See Note 1.1.
(2)	The prices correspond to Brent and Maya, for Argentina and Mexico, respectively.

Schedule of sensitivity analysis for CGU's with respect to change in assumptions
Regarding the assessment of the value in use as of December 31, 2025, and 2024, the Company considers that there are no reasonably possible changes in any of the abovementioned main assumptions that may cause the carrying amount of any CGU to decrease its recoverable amount, except for the following:

	As of December 31, 2025		As of December 31, 2024		As of December 31, 2023
	Argentina	Mexico (1)	Argentina	Mexico	Argentina	Mexico
Discount rate (on the basis)	+ 10%		+ 10%		+ 10%
Carrying amount	—	—	—	(3,138)	(136)	(2,559)
Expected prices of crude oil, natural gas and LPG	- 10%		- 10%		- 10%
Carrying amount	—	—	—	(14,012)	(349)	(13,402)